FAIR VALUE MEASUREMENTS - Fair value measurements (Details) $ in Thousands	12 Months Ended
Jun. 30, 2019 USD ($)
FAIR VALUE MEASUREMENTS
Balance as at June 30, 2018	$ 412
Change in fair-value (included within other income, net)	346
Balance as of June 30, 2019	$ 758